Leases - Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Depreciation expense of right of use assets	£ 65	£ 207	£ 212
Interest expense on lease liabilities	20	17	29
Total amount recognized in statements of operations	£ 85	£ 224	£ 241